Government Bonds, And Other Assets	12 Months Ended
Dec. 31, 2025
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Government Bonds, And Other Assets	GOVERNMENT BONDS AND OTHER ASSETS
A.    Government bonds

The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of December 31, 2025 and 2024:

	2025		2024
Government bonds (1)	Ps.	21,435,936	Ps.	35,875,353
Less: current portion of Government Bonds, net of expected credit losses	21,435,936		14,740,032
Total long-term notes receivable	Ps.	—	Ps.	21,135,321
(1)As of December 31, 2025 and 2024, includes an expected credit loss of Ps. 1,573 and Ps. 2,869, respectively.
As of November 19, 2020, the value of the Government Bonds was Ps. 128,786,611, and the liability was Ps. 95,597,610.
On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps. 95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds were transferred to the Fondo Laboral Pemex (Pemex Labor Fund, or “FOLAPE”) for payments related to its pension and retirement plan obligations.
During the period from January 1 to December 31, 2025, interest income generated by the Government Bonds amounted to Ps. 1,759,219, of which Petróleos Mexicanos received payments in the amount of Ps. 1,819,299. During the period from January 1 to December 31, 2024, interest income generated by the Government Bonds amounted to Ps. 4,612,403, of which Petróleos Mexicanos received payments in the amount of Ps. 4,854,744.
As of December 31, 2025 and 2024, the Government Bonds consist of 1 and 5 series of development bonds (D Bonds and M Bonds) issued by the SHCP with maturities between 2025 and 2026, at nominal value of Ps. 21,419,618 and 35,778,918, respectively.
As of December 31, 2025 and 2024, the fair value of the transferred assets was Ps. 21,765,389 and Ps. 35,279,002, respectively and the fair value of the associated liabilities was Ps. 20,119,075 and Ps. 33,941,600, respectively, resulting in a net position of Ps. 1,646,314 and Ps. 1,337,402, respectively.
As of December 31, 2025 and 2024, the recorded liability was Ps. 20,095,070 (Ps. 19,942,808 of principal and Ps. 152,262 of interest) and Ps. 34,357,836 (Ps. 34,006,893 of principal and Ps. 350,943 of interest), respectively (see Note 15).
The roll-forward of the Mexican Bonds is as follows:

	December 31,
	2025		2024
Balance as of the beginning of the year	Ps.	35,875,353	Ps.	64,132,418
Government Bonds collected (1)	(14,359,299)		(28,096,861)
Accrued interest	1,759,219		4,612,403
Interests received from bonds	(1,819,299)		(4,854,744)
Amortized cost	(21,335)		79,410
Reversal of impairment of bonds	1,297		2,727
Balance at the end of the year	Ps.	21,435,936	Ps.	35,875,353
(1)During 2025, some series of Mexican Government Bonds were collected in February, April, June and August.
B.    Other assets
At December 31, 2025 and 2024, the balance of other assets was as follows:

	December 31,
	2025		2024
Restricted cash (1)	Ps.	19,834,399	Ps.	17,119,599
Guarantees (2)	11,281,010		4,288,778
Payments in advance	3,846,363		4,029,445
Insurance	1,932,648		1,922,587
Other	1,428,371		368,366
Total other assets	Ps.	38,322,791	Ps.	27,728,775
(1)As of December 31, 2025 and 2024, restricted cash mainly consists of collateral for a financing transaction maturing in November 2028, amounting to Ps. 16,637,164 and Ps. 14,972,193, respectively, as well as cash related to court-ordered seizures, amounting to Ps. 3,197,220 and Ps.2,417,406, respectively.